UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31st, 2013
                                               ------------------

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Herald Investment Management Limited
         ---------------------
Address: 10-11 Chartetrhouse Square
         ---------------------
London, EC1M 6EE, United Kingdom
         ---------------------

Form 13F File Number:
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Miller
         ---------------------
Title:   Chief Finance Officer
         ---------------------
Phone:   +44 207 553 6308
         ---------------------

Signature, Place, and Date of Signing:

/s/ Andrew Miller             London,UK                   05-14-2013
------------------                  ---------------                   ----------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name

28- _______________                         ______________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:        78
                                        ----------
Form 13F Information Table Value Total:    $199,516 (x$1000)
                                        ----------
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number               Name

____     28-________________                _________________________

                           FORM 13F INFORMATION TABLE
                           --------------------------



NAME OF ISSUER                       TITLE OF     CUSIP  VALUE    SHARES/  SH/  PUT/     INVESTMENT    OTHER     VOTING AUTHORITY
--------------                       --------   ------- ------- --------- ----------     ----------  ---------   ------ -----------
                                     CLASS              (x$1000   PRN AMT  PRN  CALL     DISCRETION   MANAGERS     SOLE SHARED NONE
                                     --------   ------- ------- --------- ----------     ----------  ---------   ------ -----------
51Job Inc Sp Adr Rep Com             COM ADR   316827104   1188      20000 SH                  SOLE                20000
Actuate Corp                         COM       00508B102   9573    1594100 SH                  SOLE              1594100
Acxiom Corp                          COM       005125109    979      48000 SH                  SOLE                48000
Advent Software Inc                  COM       007974108  13160     470500 SH                  SOLE               470500
Akamai Technologies Inc              COM       00971T101    713      20200 SH                  SOLE                20200
Alliance Fiber Optic Prods I  New    COM       018680306   2456     188474 SH                  SOLE               188474
Altera Corp                          COM       021441100    248       7000 SH                  SOLE                 7000
Amazon  Inc                          COM       023135106    533       2000 SH                  SOLE                 2000
Anadigics Inc                        COM       032515108   1716     860000 SH                  SOLE               860000
Apple Inc                            COM       037833100   1702       3845 SH                  SOLE                 3845
Atmel Corp                           COM       049513104    585      84000 SH                  SOLE                84000
Atmi Inc                             COM       00207R101  13458     600000 SH                  SOLE               600000
Aviat Networks Inc                   COM       05366Y102    707     209800 SH                  SOLE               209800
Brightcove Inc                       COM       10921T101   1242     200000 SH                  SOLE               200000
Cadence Design System Inc            COM       127387108    697      50000 SH                  SOLE                50000
Cavium Inc                           COM       14964U108   6113     157500 SH                  SOLE               157500
Ceragon Networks Ltd Ord             COM       M22013102    241      55700 SH                  SOLE                55700
Ceva Inc                             COM       157210105   4967     318382 SH                  SOLE               318382
Checkpoint Sys Inc                   COM       162825103   1363      29000 SH                  SOLE                29000
Cimatron Ltd Ord                     COM       M23798107   1128     182000 SH                  SOLE               182000
Cisco Sys Inc                        COM       17275R102    710      34000 SH                  SOLE                34000
Descartes Sys Group Inc              COM       249906108   5170     550000 SH                  SOLE               550000
E M C Corp Mass                      COM       268648102    375      15700 SH                  SOLE                15700
Emulex Corp  New                     COM       292475209   1959     300000 SH                  SOLE               300000
Epiq Sys Inc                         COM       26882D109   4209     300000 SH                  SOLE               300000
Exacttarget Inc                      COM       30064K105   2326      99955 SH                  SOLE                99955
F5 Networks Inc                      COM       315616102    668       7500 SH                  SOLE                 7500
Falconstor Software Inc              COM       306137100    804     300000 SH                  SOLE               300000
Google Inc Cl A                      COM       38259P508   1287       1620 SH                  SOLE                 1620
Guidance Software Inc                COM       401692108    565      52100 SH                  SOLE                52100
Integrated Device Technology         COM       458118106   1793     240000 SH                  SOLE               240000
Intel Corp                           COM       458140100    830      38000 SH                  SOLE                38000
Jabil Circuit Inc                    COM       466313103    370      20000 SH                  SOLE                20000
Keynote Sys Inc                      COM       493308100   3769     270000 SH                  SOLE               270000
Keyw Hldg Corp                       COM       493723100   1613     100000 SH                  SOLE               100000
Lantronix Inc  New                   COM       516548203   1218     566666 SH                  SOLE               566666
Lsi Corporation                      COM       502161102    407      60000 SH                  SOLE                60000
Mellanox Technologies Ltd Shs        COM       M51363113   9903     178400 SH                  SOLE               178400
Mentor Graphics Corp                 COM       587200106   4513     250000 SH                  SOLE               250000
Micron Technology Inc                COM       595112103    259      26000 SH                  SOLE                26000
Micros Sys Inc                       COM       594901100   4551     100000 SH                  SOLE               100000
Microsoft Corp                       COM       594918104    601      21000 SH                  SOLE                21000
Mindspeed Technologies Inc  New      COM       602682205   2954     889800 SH                  SOLE               889800
Mosys Inc                            COM       619718109   3391     720000 SH                  SOLE               720000
Netscout Sys Inc                     COM       64115T104   3686     150000 SH                  SOLE               150000
Novadaq Technologies Inc             COM       66987G102   1523     152623 SH                  SOLE               152623
Nq Mobile Inc  Repstg Cl A           ADR       64118U108    225      25000 SH                  SOLE                25000
Pegasystems Inc                      COM       705573103   5349     190500 SH                  SOLE               190500
Peregrine Semiconductor Corp         COM       71366R703   1627     166500 SH                  SOLE               166500
Plx Technology Inc                   COM       693417107   2280     500000 SH                  SOLE               500000
Pmc-Sierra Inc                       COM       69344F106    543      80000 SH                  SOLE                80000
Power Integrations Inc               COM       739276103   1519      35000 SH                  SOLE                35000
Qualm Inc                            COM       747525103   1352      20200 SH                  SOLE                20200
Radisys Corp                         COM       750459109    519     105500 SH                  SOLE               105500
Radware Ltd Ord                      COM       M81873107  12752     676000 SH                  SOLE               676000
Saic Inc                             COM       78390X101    223      16450 SH                  SOLE                16450
Sap Ag Spon                          ADR       803054204    403       5000 SH                  SOLE                 5000
Silicom Ltd Ord                      COM       M84116108   1410      50000 SH                  SOLE                50000
Silicon Image Inc                    COM       82705T102    340      70000 SH                  SOLE                70000
Silicon Motion Technology Co SponsoreADR       82706C108   7026     600000 SH                  SOLE               600000
Skyworks Solutions Inc               COM       83088M102    242      11000 SH                  SOLE                11000
Spansion Inc  Cl A New               COM       84649R200   1560     121200 SH                  SOLE               121200
Splunk Inc                           COM       848637104     40       1000 SH                  SOLE                 1000
Sps M Inc                            COM       78463M107   2134      50000 SH                  SOLE                50000
Stec Inc                             COM       784774101    442     100000 SH                  SOLE               100000
Supertex Inc                         COM       868532102   2887     130000 SH                  SOLE               130000
Support  Inc                         COM       86858W101   4377    1047100 SH                  SOLE              1047100
Symantec Corp                        COM       871503108    740      30000 SH                  SOLE                30000
Taiwan Semiconductor Mfg Ltd SponsoreADR       874039100    825      48000 SH                  SOLE                48000
Techtarget Inc                       COM       87874R100     60      12200 SH                  SOLE                12200
Tessera Technologies Inc             COM       88164L100   6266     334200 SH                  SOLE               334200
Trunkbow Intl Hldgs Ltd              COM       89818A102     64      50000 SH                  SOLE                50000
Vasco Data Sec Intl Inc              COM       92230Y104   1688     200000 SH                  SOLE               200000
Viasat Inc                           COM       92552V100   4844     100000 SH                  SOLE               100000
Web  Group Inc                       COM       94733A104   4270     250000 SH                  SOLE               250000
Websense Inc                         COM       947684106   7500     500000 SH                  SOLE               500000
Western Digital Corp                 COM       958102105    453       9000 SH                  SOLE                 9000
Xilinx Inc                           COM       983919101    725      19000 SH                  SOLE                19000
Yelp Inc Cl A                        COM       985817105   2608     110000 SH                  SOLE               110000